Note 15 - Stock-based Compensation - Schedule of ESPP Valuation Assumptions (Details) - The 2022 Employee Stock Purchase Plan [Member]	12 Months Ended
Dec. 31, 2023
Dividend yield	0.00%
Minimum [Member]
Expected term (years) (Year)	6 months
Expected volatility	107.30%
Risk-free interest rate	4.10%
Maximum [Member]
Expected term (years) (Year)	2 years
Expected volatility	136.00%
Risk-free interest rate	5.10%